Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Transfer from fair value measurement level 1 to level 2	$ 0
Transfer from fair value measurement level 2 to level 1	0
Gross unrealized gains or losses for cash equivalent and marketable securities	0	0
Securities that were in an unrealized loss position for more than 12 months.	$ 0	$ 0